Loans from Investors - Schedule of Investor Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Investor Loan Activity [Abstract]
Beginning balance	R$ 22,033	R$ 13,901
Amortization	(1,638)
Additions		4,750
Interest accrual	2,339	3,382
Ending balance	R$ 22,734	R$ 22,033